UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Value ETF (TVAL)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Value ETF (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value ETF	$35	0.33%

What drove fund performance during the past 12 months?

  Value stocks underperformed growth in the U.S. large-cap universe in 2024. U.S large-cap stocks recorded double-digit returns as excitement about artificial intelligence pushed up stocks of large technology companies and the Republicans won control of all three branches of government in November, spurring expectations for tax cuts and corporate-friendly policies that drove growth over value performance.

  Communication services contributed significantly to relative performance versus the Russell 1000 Value Index mostly due to positive stock selection. Meta Platforms was a key contributor. The consumer staples sector added value owing to favorable stock selection, led by a large position in Walmart.

  Health care detracted substantially from relative performance due to adverse stock selection and an overweight to the sector, which lagged the benchmark with a negative return. Elevance Health was a major detractor after the health insurer gave a disappointing earnings forecast in October. Information technology weighed on relative performance chiefly owing to negative stock selection and an overweight to the sector, which underperformed the benchmark.

  The Value ETF relies on a value investing approach leveraging T. Rowe Price’s fundamental research platform to construct a portfolio of mostly large-cap companies that appear to be undervalued by various measures and may have temporarily fallen out of favor but have solid capital appreciation prospects. Sector allocations are primarily driven by bottom-up stock selection. Energy was the largest overweight versus the benchmark at the end of December. Conversely, the consumer discretionary sector was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,184	10,179	10,189
9/30/23	9,944	9,848	9,867
12/31/23	10,959	11,036	10,804
3/31/24	12,087	12,142	11,774
6/30/24	12,058	12,533	11,519
9/30/24	12,856	13,313	12,606
12/31/24	12,540	13,664	12,356

202501-4140718, 202502-4108961

ETF1074-052 02/25

Average Annual Total Returns

Fund	1 Year	Since Inception 6/14/23
Value ETF (Based on Net Asset Value)	14.42%	15.73%
Russell 3000 Index (Regulatory Benchmark)	23.81%	22.32%
Russell 1000 Value Index (Strategy Benchmark)	14.37%	14.63%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$107,775
  Number of Portfolio Holdings150
  Investment Advisory Fees Paid (000s)$248
  Portfolio Turnover Rate22.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.0%
Industrials & Business Services	16.0
Health Care	13.6
Consumer Staples	8.6
Energy	8.5
Information Technology	7.5
Utilities	5.1
Communication Services	4.9
Consumer Discretionary	4.4
Other	7.4

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil	2.6%
Wells Fargo	2.3
Bank of America	2.2
Chubb	2.0
Walmart	2.0
Hartford Financial Services Group	1.9
UnitedHealth Group	1.7
Fiserv	1.7
JPMorgan Chase	1.5
Philip Morris International	1.5

How has the fund changed?

This is a summary of certain material changes to Value ETF.

Effective March 1, 2025, the fund has adopted a policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Value ETF (TVAL)

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$25,357
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
T. ROWE PRICE
TVAL	Value ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE VALUE ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended	6/14/23(1) Through
	12/31/24	12/31/23
NET ASSET VALUE
Beginning of period	$ 27.22	$ 25.00
Investment activities
Net investment income(2)(3)	0.54	0.34
Net realized and unrealized gain/loss	3.39	2.05
Total from investment activities	3.93	2.39
Distributions
Net investment income	(0.36)	(0.17)
NET ASSET VALUE
End of period	$ 30.79	$ 27.22
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	14.42%	9.59%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.33%	0.33%(5)
Net expenses after waivers/payments by Price Associates	0.33%	0.33%(5)
Net investment income	1.79%	2.43%(5)
Portfolio turnover rate(6)	22.2%	8.8%
Net assets, end of period (in thousands)	$ 107,775	$ 57,159

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

December 31, 2024
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
COMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 0.4%
Verizon Communications	10,359	414
		414
Entertainment 0.6%
Walt Disney	5,978	666
		666
Interactive Media & Services 2.1%
Alphabet, Class C	6,424	1,224
Meta Platforms, Class A	1,688	988
		2,212
Media 1.1%
Comcast, Class A	13,680	513
News, Class A	23,912	659
		1,172
Wireless Telecommunication Services 0.7%
T-Mobile US	3,598	794
		794
Total Communication Services		5,258
CONSUMER DISCRETIONARY 4.4%
Hotels, Restaurants & Leisure 2.3%
Hilton Worldwide Holdings	1,335	330
Las Vegas Sands	11,206	576
Marriott International, Class A	2,360	658
McDonald's	1,967	570

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Yum! Brands	2,939	394
		2,528
Household Durables 0.3%
Lennar, Class A	2,516	343
		343
Specialty Retail 1.8%
AutoZone (1)	173	554
Home Depot	2,565	998
TJX	2,823	341
		1,893
Total Consumer Discretionary		4,764
CONSUMER STAPLES 8.6%
Beverages 1.0%
Coca-Cola	11,284	702
Keurig Dr Pepper	12,137	390
		1,092
Consumer Staples Distribution & Retail 2.0%
Walmart	24,314	2,197
		2,197
Food Products 0.5%
Conagra Brands	6,028	167
Mondelez International	6,655	398
		565
Household Products 2.2%
Colgate-Palmolive	9,159	833
Kimberly-Clark	5,261	689
Procter & Gamble	4,694	787
		2,309

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Personal Care Products 1.4%
Kenvue	72,435	1,547
		1,547
Tobacco 1.5%
Philip Morris International	13,096	1,576
		1,576
Total Consumer Staples		9,286
ENERGY 8.5%
Oil, Gas & Consumable Fuels 8.5%
Chevron	5,584	809
ConocoPhillips	14,800	1,468
Diamondback Energy	2,842	465
EOG Resources	7,543	924
EQT	14,107	650
Expand Energy	3,795	378
Exxon Mobil	25,600	2,754
Suncor Energy	19,665	702
TotalEnergies, ADR	6,884	375
Williams	11,284	611
Total Energy		9,136
FINANCIALS 24.0%
Banks 9.0%
Bank of America	53,795	2,364
Citigroup	16,931	1,192
Fifth Third Bancorp	20,353	860
Huntington Bancshares	34,344	559
JPMorgan Chase	6,591	1,580
US Bancorp	13,765	658
Wells Fargo	35,387	2,486
		9,699

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Capital Markets 3.5%
Ares Management	3,687	653
Blackrock	504	517
Charles Schwab	17,542	1,298
CME Group	1,205	280
Morgan Stanley	6,082	764
S&P Global	563	280
		3,792
Consumer Finance 0.7%
American Express	1,079	320
Capital One Financial	2,510	448
		768
Financial Services 4.0%
Apollo Global Management	4,193	692
Corpay (1)	1,507	510
Equitable Holdings	26,702	1,260
Fiserv (1)	8,883	1,825
		4,287
Insurance 6.8%
American International Group	12,559	914
Chubb	7,951	2,197
Hartford Financial Services Group	18,754	2,052
Marsh & McLennan	3,380	718
MetLife	10,651	872
Progressive	2,150	515
		7,268
Total Financials		25,814
HEALTH CARE 13.6%
Biotechnology 1.0%
AbbVie	2,067	367

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Regeneron Pharmaceuticals (1)	569	405
Vertex Pharmaceuticals (1)	699	282
		1,054
Health Care Equipment & Supplies 2.3%
Baxter International	14,897	434
Becton Dickinson	4,743	1,076
Zimmer Biomet Holdings	8,924	943
		2,453
Health Care Providers & Services 5.5%
Cigna	2,297	634
CVS Health	6,604	296
Elevance Health	3,702	1,366
HCA Healthcare	1,269	381
McKesson	1,810	1,032
Molina Healthcare (1)	740	215
Quest Diagnostics	1,117	169
UnitedHealth Group	3,652	1,847
		5,940
Life Sciences Tools & Services 1.8%
Agilent Technologies	2,514	338
Danaher	2,650	608
Thermo Fisher Scientific	2,024	1,053
		1,999
Pharmaceuticals 3.0%
AstraZeneca, ADR	5,011	328
Eli Lilly	1,611	1,244
Johnson & Johnson	3,572	517
Merck	3,504	348
Sanofi, ADR	9,390	453

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Viatris	26,827	334
		3,224
Total Health Care		14,670
INDUSTRIALS & BUSINESS SERVICES 16.0%
Aerospace & Defense 4.4%
Boeing (1)	4,777	845
GE Aerospace	8,907	1,486
Howmet Aerospace	5,396	590
L3Harris Technologies	6,448	1,356
TransDigm Group	360	456
		4,733
Building Products 0.5%
Carrier Global	3,829	262
Trane Technologies	897	331
		593
Commercial Services & Supplies 0.7%
Republic Services	3,512	706
		706
Electrical Equipment 2.2%
AMETEK	2,038	368
GE Vernova	1,724	567
Hubbell	1,819	762
Rockwell Automation	2,391	683
		2,380
Ground Transportation 1.9%
Canadian Pacific Kansas City	2,273	165
CSX	15,871	512
Norfolk Southern	3,898	915
Union Pacific	1,905	434
		2,026

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Industrial Conglomerates 1.8%
Honeywell International	3,708	838
Roper Technologies	580	301
Siemens, ADR	8,001	774
		1,913
Machinery 3.5%
Caterpillar	867	315
Cummins	3,781	1,318
Deere	1,047	444
Fortive	5,917	444
Otis Worldwide	3,244	300
Stanley Black & Decker	11,240	902
		3,723
Passenger Airlines 0.4%
United Airlines Holdings (1)	4,852	471
		471
Professional Services 0.3%
Equifax	1,271	324
		324
Trading Companies & Distributors 0.3%
Ferguson Enterprises	2,021	351
		351
Total Industrials & Business Services		17,220
INFORMATION TECHNOLOGY 7.5%
Communications Equipment 0.4%
Motorola Solutions	851	393
		393
Electronic Equipment, Instruments & Components 1.6%
Amphenol, Class A	7,377	513

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Keysight Technologies (1)	2,890	464
TE Connectivity	5,372	768
		1,745
IT Services 1.1%
Accenture, Class A	3,366	1,184
		1,184
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices	1,738	369
Applied Materials	2,137	348
Microchip Technology	3,855	221
Micron Technology	4,949	416
QUALCOMM	5,367	824
Taiwan Semiconductor Manufacturing, ADR	2,834	560
Texas Instruments	3,802	713
		3,451
Software 1.0%
Microsoft	1,678	707
Salesforce.com	1,175	393
		1,100
Technology Hardware, Storage & Peripherals 0.2%
Western Digital (1)	3,295	197
		197
Total Information Technology		8,070
MATERIALS 3.3%
Chemicals 1.8%
CF Industries Holdings	6,869	586
Linde	1,725	722
RPM International	4,847	597
		1,905

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Construction Materials 0.2%
Vulcan Materials	1,006	259
		259
Containers & Packaging 0.8%
International Paper	17,195	925
		925
Metals & Mining 0.5%
BHP Group, ADR	3,715	182
Steel Dynamics	2,843	324
		506
Total Materials		3,595
REAL ESTATE 3.6%
Industrial REITs 0.7%
Prologis, REIT	3,021	319
Rexford Industrial Realty, REIT	10,772	417
		736
Residential REITs 1.2%
AvalonBay Communities, REIT	6,099	1,341
		1,341
Specialized REITs 1.7%
Equinix, REIT	194	183
Lamar Advertising, Class A, REIT	3,380	411
Public Storage, REIT	1,352	405
Weyerhaeuser, REIT	29,468	830
		1,829
Total Real Estate		3,906

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
UTILITIES 5.1%
Electric Utilities 2.0%
NextEra Energy	7,911	567
Southern	16,992	1,399
Xcel Energy	3,467	234
		2,200
Independent Power & Renewable Electricity Producer 0.9%
Vistra	7,045	971
		971
Multi-Utilities 2.2%
Ameren	11,558	1,030
Dominion Energy	5,556	299
DTE Energy	1,527	185
Sempra	9,233	810
		2,324
Total Utilities		5,495
Total Common Stocks (Cost $95,729)		107,214
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 4.43% (2)	457,905	458
Total Short-Term Investments (Cost $458)		458
Total Investments in Securities 99.9% of Net Assets (Cost $96,187)		$107,672

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts

T. ROWE PRICE VALUE ETF

REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE VALUE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 12/31/24
T. Rowe Price Government Reserve Fund	$—	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

December 31, 2024
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $96,187)	$107,672
Dividends receivable	130
Cash	1
Total assets	107,803
Liabilities
Investment management and administrative fees payable	28
Total liabilities	28
NET ASSETS	$107,775
Net Assets Consists of:
Total distributable earnings (loss)	$10,751
Paid-in capital applicable to 3,500,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	97,024
NET ASSETS	$107,775
NET ASSET VALUE PER SHARE	$30.79
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $14)	$1,588
Securities lending	3
Total income	1,591
Investment management and administrative expense	248
Net investment income	1,343
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(547)
In-kind redemptions	2,289
Net realized gain	1,742
Change in net unrealized gain / loss on securities	5,489
Net realized and unrealized gain / loss	7,231
INCREASE IN NET ASSETS FROM OPERATIONS	$8,574
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended	6/14/23 Through
	12/31/24	12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,343	$362
Net realized gain (loss)	1,742	(187)
Change in net unrealized gain / loss	5,489	5,996
Increase in net assets from operations	8,574	6,171
Distributions to shareholders
Net earnings	(1,251)	(367)
Capital share transactions*
Shares sold	52,223	51,355
Shares redeemed	(8,930)	—
Increase in net assets from capital share transactions	43,293	51,355
Net Assets
Increase during period	50,616	57,159
Beginning of period	57,159	-
End of period	$107,775	$57,159
*Share information (000s)
Shares sold	1,700	2,100
Shares redeemed	(300)	—
Increase in shares outstanding	1,400	2,100
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Value ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on June 14, 2023. The fund seeks to provide long-term capital growth.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE VALUE ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE VALUE ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE VALUE ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted

T. ROWE PRICE VALUE ETF

cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On December 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash

T. ROWE PRICE VALUE ETF

collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2024, there were no securities on loan.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $24,292,000 and $16,882,000, respectively, for the year ended December 31, 2024. Portfolio securities received and delivered through in-kind transactions aggregated $44,564,000 and $8,957,000, respectively, for the year ended December 31, 2024.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:

T. ROWE PRICE VALUE ETF

($000s)
	December 31,	December 31,
	2024	2023
Ordinary income (including short-term capital gains, if any)	$1,251	$367
At December 31, 2024, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$96,187
Unrealized appreciation	$13,384
Unrealized depreciation	(1,899)
Net unrealized appreciation (depreciation)	$11,485
At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Net unrealized appreciation (depreciation)	$11,485
Loss carryforwards and deferrals	(734)
Total distributable earnings (loss)	$10,751
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and late-year ordinary loss deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.

T. ROWE PRICE VALUE ETF

NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.33% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.

T. ROWE PRICE VALUE ETF

As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,510,779 shares of the fund, representing 72% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE VALUE ETF

NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE VALUE ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Value ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Value ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024 and the statement of changes in net assets and the financial highlights for the year ended December 31, 2024 and for the period June 14, 2023 (Inception) through December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year ended December 31, 2024 and the changes in its net assets and the financial highlights for the year ended December 31, 2024 and for the period June 14, 2023 (Inception) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE VALUE ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE VALUE ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $1,492,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders,  $1,351,000 of the fund’s income qualifies for the dividends-received deduction.

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1074-050 02/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025